Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	1 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Line Items]
Cash, FDIC insured amount			$ 250,000
Cash balance in excess of amount covered by Federal Deposit Insurance Corporation			800,000
Deferred revenue				$ 0
Royalty [Member]
Accounting Policies [Line Items]
Deferred revenue			$ 500,000
Black-Scholes Option Pricing Model [Member] | Options vesting grant date [Member]
Accounting Policies [Line Items]
Volatility rate		113.67%
Risk-free interest rate		2.64%
Weighted average expected life (in years)		5 years
Dividend yield		0.00%
Black-Scholes Option Pricing Model [Member] | Options vesting on first anniversary of grant date [Member]
Accounting Policies [Line Items]
Volatility rate	112.60%	116.59%
Risk-free interest rate	2.81%	2.64%
Weighted average expected life (in years)	6 years	6 years
Dividend yield	0.00%	0.00%